General	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
General
1.	General:

Seaspan Corporation (the “Company”) was incorporated on May 3, 2005 in the Marshall Islands and owns and operates containerships pursuant to primarily long-term, fixed-rate time charters to major container liner companies.